Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Measurements
Fair Value Measurements

3.Fair Value Measurements

The Company discloses and recognizes the fair value of its assets and liabilities using a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The guidance establishes three levels of the fair value hierarchy as follows:

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability. The Company recognizes transfers into and out of levels within the fair value hierarchy in the period in which the actual event or change in circumstances that caused the transfer occurs.

The Company’s financial instruments consist of Level 1, Level 2 and Level 3 financial instruments. Changes in the ability to observe valuation inputs may result in a reclassification of levels of certain securities within the fair value hierarchy.

Level 1 financial instruments are comprised of money market funds and U.S. treasuries. Level 2 financial instruments are comprised of U.S. treasuries. Usually, short term marketable securities are considered Level 2 when their fair values are determined using inputs that are observable in the market or can be derived principally from or corroborated by observable market data such as pricing for similar securities, recently executed transactions, cash flow models with yield curves, and benchmark securities. In addition, Level 2 financial instruments are valued using comparisons to like-kind financial instruments and models that use readily observable market data as their basis. Level 3 financial instruments include derivative liabilities issued in May 2023 and settled in October 2023 in connection with the closing of the second tranche of the Series B-2 and B-2A redeemable convertible preferred stock financing, and issued in March 2024 and settled in May 2024 in connection with the closing of the second tranche of the Series C redeemable convertible preferred stock financing.

The following tables represent the Company’s fair value hierarchy for financial assets measured at fair value on a recurring basis as of December 31, 2024 and 2023 (in thousands):

	Fair Value Measurements as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents
Money market funds	$168,847	$—	$—	$168,847
Marketable securities
U.S. treasuries	47,137	71,600	—	118,737
Total assets	$215,984	$71,600	$—	$287,584

	Fair Value Measurements as of December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents
Money market funds	$21,310	$—	$—	$21,310
U.S. treasuries	2,000	—	—	2,000
Marketable securities
U.S. treasuries	1,958	998	—	2,956
Total assets	$25,268	$998	$—	$26,266

The derivative liability issued in May 2023 in connection with the closing of the second tranche of the Series B-2 and B-2A redeemable convertible preferred stock financing was a freestanding financial instrument and represented the Company’s obligation to issue additional shares of Series B-2 and B-2A redeemable convertible preferred stock at a fixed price upon the approval by the Company’s board of directors. In connection with the Series C redeemable convertible preferred stock financing in March 2024, the Company issued to investors two freestanding financial instruments: the Series C second tranche option liability and the put right option liability. The Company estimated their fair value using a Black-Scholes option-pricing model weighted by the probability of occurring. The Company used the intrinsic value calculation to estimate the fair value of the Series C second tranche option liability and the put right option liability upon settlement.

The following table provides a range of assumptions used in the valuation of the derivative liability for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Expected term (in years)	0.2 – 0.4	0.0 – 0.4
Volatility	55.1% – 59.9%	43.2% – 83.2%
Risk-free interest rate	5.4% – 5.5% %	5.2% – 5.6%
Dividend yield	0.0%	0.0%
Probability of option exercise	0.0% – 100.0% %	30.0% – 100.0%

The following table provides a roll-forward of the fair value of the Company’s Level 3 financial instruments, the derivative liability, for the years ended December 31, 2024 and 2023 (in thousands):

	Year Ended December 31,
	2024	2023
Fair value at beginning of period	$—	$—
Fair value upon issuance	8,913	2,112
Changes in fair value	5,406	119
Fair value upon settlement	(14,319)	(2,231)
Fair value at end of period	$—	$—

There were no transfers between Level 1, Level 2 or Level 3 categories for the years ended December 31, 2024 and 2023.